NATURE OF THE BUSINESS (Details) $ in Thousands				3 Months Ended	6 Months Ended
	Oct. 06, 2025 employee	Jun. 01, 2025	Mar. 13, 2025	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) item
NATURE OF THE BUSINESS
Number of primary markets that use the company's technologies | item					2
Reverse stock split of its common stock		0.067	0.02
Reduction-in-force
NATURE OF THE BUSINESS
Number of employees eliminated | employee	16
Workforce reduction percentage	60.00%
Restructuring charges | $				$ 233	$ 1,400